A Class Shares | WESTWOOD SHORT DURATION HIGH YIELD FUND
Westwood Short Duration High Yield Fund
Fund Investment Objective

The investment objective of the Westwood Short Duration High Yield Fund (the "Fund") is to generate a high level of current income while experiencing lower volatility than the broader high yield market.

Fund Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 59 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	A Class Shares WESTWOOD SHORT DURATION HIGH YIELD FUND A Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	A Class Shares WESTWOOD SHORT DURATION HIGH YIELD FUND A Class Shares
Management Fees	0.70%	[1]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.24%
Less Fee Reductions and/or Expense Reimbursements	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.05%
[1]	Management Fees have been restated to reflect current fees.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's A Class Shares' average daily net assets until February 28, 2019. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
A Class Shares | WESTWOOD SHORT DURATION HIGH YIELD FUND | A Class Shares | USD ($)	330	591	873	1,675

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. High yield securities, also referred to as "junk" bonds, are securities rated BB+, Ba1 or below by independent rating agencies at the time of purchase by the Fund, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser"). The Fund may invest in securities of any rating, including securities that are in default.

In seeking to achieve the Fund's objective, the Sub-Adviser generally invests in a portfolio of high yield securities of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities, including privately placed securities, that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities, the average maximum "duration to worst" of the Fund is expected to be under three years. "Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years. Portfolios with longer durations to worst are generally more sensitive to interest rate changes and other market risks. Accordingly, the Sub-Adviser seeks to achieve less volatility and better preservation of capital for the Fund relative to traditional high yield portfolios by maintaining a duration to worst for the Fund that is significantly shorter than that of traditional high yield portfolios. The Fund also invests in high yield securities of non-U.S. companies, and the Sub-Adviser expects that the Fund's investments in non-U.S. companies will normally represent less than 25% of the Fund's assets, and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with projectable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions; generation of cash in excess of corporate and financial obligations; and management intentions for use of cash flows favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macro-economic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security; (ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

High Yield Bond Risk – High yield bonds (often called "junk bonds") are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Liquidity Risk – Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines.

Valuation Risk – A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Private Placements Risk – Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Foreign Securities Risk – Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. However, the Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Fund by showing changes in the Fund's A Class Shares' performance from year to year and by showing how the Fund's A Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

Best Quarter	Worst Quarter
2.74%	(2.88)%
(09/30/2016)	(09/30/2015)

Average Annual Total Returns for Periods Ended December 31, 2017

This table compares the Fund's A Class Shares' average annual total returns (after applicable sales charges) for the periods ended December 31, 2017 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - A Class Shares - WESTWOOD SHORT DURATION HIGH YIELD FUND	Label	1 Year	Since Inception	Inception Date
A Class Shares	Fund Returns Before Taxes	1.65%	2.22%	Jun. 28, 2013
A Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(0.22%)	0.38%	Jun. 28, 2013
A Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	0.92%	0.84%	Jun. 28, 2013
ICE BofA Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)	ICE BofA Merrill Lynch U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)	7.48%	6.11%	Jun. 28, 2013

For information about related performance, please see the “Comparable Fund Performance” section of the Prospectus.